UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                                 811-4215

DREYFUS PREMIER GNMA FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	07/31/08

FORM N-Q

Item 1.

Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier GNMA Fund, Inc.
July 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--122.7%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--13.0%
Capital Auto Receivables Asset
Trust, Ser. 2008-2, Cl. A2A	3.74	3/15/11	3,600,000	3,611,312
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. A3A	4.98	5/15/11	5,046,810	5,104,153
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. A3	5.03	10/15/09	2,225,045	2,231,256
Capital Auto Receivables Asset
Trust, Ser. 2007-3, Cl. A2A	5.11	11/16/09	1,580,240	1,587,868
Daimler Chrysler Auto Trust,
Ser. 2006-D, Cl. A3	4.98	2/8/11	2,612,704	2,638,066
Daimler Chrysler Auto Trust,
Ser. 2006-A, Cl. A3	5.00	5/8/10	4,056,624	4,083,926
Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2A	3.72	1/15/11	3,550,000	3,552,924
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. A4	4.38	1/15/10	3,719,305	3,723,094
Ford Credit Auto Owner Trust,
Ser. 2006-A, Cl. A3	5.05	3/15/10	918,557	923,618
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. A3	5.16	11/15/10	800,000	808,080
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. A3	5.26	10/15/10	1,510,831	1,523,575
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A2A	5.42	4/15/10	4,401,348	4,438,324
Honda Auto Receivables Owner
Trust, Ser. 2008-1, Cl. A2	3.77	9/20/10	2,960,000	2,965,411
Honda Auto Receivables Owner
Trust, Ser. 2005-1, Cl. A4	3.82	5/21/10	195,109	195,228
Honda Auto Receivables Owner
Trust, Ser. 2005-3, Cl. A4	4.03	12/20/10	3,090,460	3,098,166

Honda Auto Receivables Owner
Trust, Ser. 2005-2, Cl. A4	4.15	10/15/10	1,507,215	1,510,999
Honda Auto Receivables Owner
Trust, Ser. 2005-5, Cl. A4	4.69	2/15/11	3,075,000	3,100,317
Honda Auto Receivables Owner
Trust, Ser. 2006-1, Cl. A3	5.07	2/18/10	990,327	995,579
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A3	5.10	3/18/11	3,400,000	3,444,436
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A3	5.12	10/15/10	2,996,971	3,024,798
Honda Auto Receivables Owner
Trust, Ser. 2006-2, Cl. A3	5.30	7/21/10	607,510	612,761
Nissan Auto Receivables Owner
Trust, Ser. 2005-C, Cl, A4	4.31	3/15/11	900,000	906,551
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A3	4.74	9/15/09	243,915	244,871
Nissan Auto Receivables Owner
Trust, Ser. 2007-A, Cl. A3	5.10	11/15/10	5,575,000	5,642,110
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A3	5.16	2/15/10	345,949	348,067
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A4	5.22	11/15/11	2,275,000	2,321,438
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A4	4.89	8/15/12	6,600,000	6,682,848
USAA Auto Owner Trust,
Ser. 2008-1, Cl. A2	4.27	10/15/10	1,880,000	1,889,897
USAA Auto Owner Trust,
Ser. 2005-3, Cl. A4	4.63	5/15/12	3,875,000	3,914,532
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A3	4.83	4/15/10	1,255,621	1,258,760
USAA Auto Owner Trust,
Ser. 2006-1, Cl. A3	5.01	9/15/10	726,961	731,353
USAA Auto Owner Trust,
Ser. 2006-3, Cl. A3	5.36	2/15/11	2,649,502	2,675,603
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A2	5.40	4/15/10	672,638	676,465
Volkswagen Auto Loan Enhanced

Trust, Ser. 2007-1, Cl. A3	5.20	1/20/10	4,303,353	4,335,219
WFS Financial Owner Trust,
Ser. 2004-3, Cl. C	3.60	2/17/12	616,513	616,432
WFS Financial Owner Trust,
Ser. 2005-3, Cl. A3A	4.25	6/17/10	329,557	329,896
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	959,028	962,506
WFS Financial Owner Trust,
Ser. 2005-3, Cl. A4	4.39	5/17/13	3,537,000	3,559,113
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,150,000	2,165,466
				92,435,018
Asset-Backed Ctfs./Credit Cards--3.0%
American Express Credit Account
Master Trust, Ser. 2004-3,
Cl. A	4.35	12/15/11	775,000	781,290
Bank One Issuance Trust,
Ser. 2003-A9, Cl. A9	3.86	6/15/11	5,200,000	5,210,379
Citibank Credit Card Issuance
Trust, Ser. 2006-A2, Cl. A2	4.85	2/10/11	2,930,000	2,954,104
Citibank Credit Card Issuance
Trust, Ser. 2006-A5, Cl. A5	5.30	5/20/11	5,595,000	5,681,596
MBNA Credit Card Master Note
Trust, Ser. 2003-A9, Cl. A9	2.59	2/15/11	5,250,000 a	5,249,661
MBNA Credit Card Master Note
Trust, Ser. 2006-A1, Cl. A1	4.90	7/15/11	1,775,000	1,790,731
				21,667,761
Asset-Backed Ctfs./Home Equity Loans--2.5%
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	4,127,598 a	4,121,495
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2A	2.50	12/25/36	2,138,714 a	2,029,112
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	875,000	117,533
Equivantage Home Equity Loan

Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	527,827 a	406,852
Federal National Mortgage
Association, Whole Loan,
Ser. 2001-W1, Cl. AF6	6.90	7/25/31	1,959,602 a	1,864,062
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	575,171	573,763
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	2.56	4/25/37	5,460,727 a	5,159,371
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	11/25/36	2,325,000 a	682,818
Morgan Stanley ABS Capital I,
Ser. 2007-HE2, Cl. A2A	2.50	1/25/37	3,075,419 a	2,878,657
				17,833,663
Commercial Mortgage Pass-Through Ctfs.--.6%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	2.74	1/25/37	2,201,940 a,b	1,870,768
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	2.94	3/6/20	2,275,000 a,b	2,102,479
				3,973,247
Residential Mortgage Pass-Through Ctfs.--2.8%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.48	1/25/36	1,083,480 a	1,038,296
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	4,535,207	3,428,670
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	6.48	12/25/34	2,045,894 a	1,911,944
J.P. Morgan Alternative Loan
Trust, Ser. 2007-A1, Cl. 1A2A	2.52	3/25/37	3,634,545 a	2,679,159
JP Morgan Mortgage Trust,
Ser. 2003-A1, Cl. 1A1	4.34	10/25/33	4,623,852 a	4,441,351
JP Morgan Mortgage Trust,
Ser. 2005-A7, Cl. 1A2	4.98	10/25/35	1,925,000 a	1,794,004
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.00	7/25/35	2,884,363 a	2,849,073

Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	2,196,519 a	1,757,741
				19,900,238
U.S. Government Agencies/Mortgage-Backed--100.0%
Federal Home Loan Mortgage Corp
5.00%, 3/1/20			931,725	919,041
Federal National Mortgage Association:
5.00%			25,315,000 c	24,037,377
5.50%			12,905,000 c	12,628,756
6.00%			7,315,000 c	7,327,574
6.50%			54,205,000 c	55,591,070
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			1,139,284	1,032,971
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			3,800,072	3,852,994
Government National Mortgage Association I :
6.00%			90,025,000 c	90,988,596
6.50%			65,275,000 c	67,223,067
5.00%, 5/15/33 - 10/15/35			54,530,176	52,887,475
5.50%, 6/15/20 - 10/15/35			119,942,176	119,501,505
6.00%, 10/15/19 - 4/15/38			89,395,074	90,655,066
6.50%, 10/15/08 - 6/15/32			3,542,675	3,667,172
7.00%, 11/15/22 - 12/15/22			14,518	15,532
7.50%, 2/15/17 - 5/15/26			5,898,271	6,338,120
8.00%, 8/15/21 - 12/15/22			2,595,399	2,829,359
8.50%, 12/15/16 - 12/15/22			2,294,862	2,516,814
9.00%, 1/15/19 - 12/15/22			1,898,093	2,080,131
9.50%, 3/15/18 - 1/15/25			454,289	506,466
Ser. 2004-43, Cl. A, 2.82%,
12/16/19			708,482	698,218
Ser. 2005-34, Cl. A, 3.96%,
9/16/21			2,518,532	2,512,349
Ser. 2005-50, Cl. A, 4.02%,
10/16/26			3,962,923	3,945,305
Ser. 2005-29, Cl. A, 4.02%,

7/16/27	2,949,364	2,920,310
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	8,203,702	8,194,096
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	340,210	340,151
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,457,712	1,456,586
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	2,624,763	2,620,711
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	2,930,224	2,933,712
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	3,749,560	3,749,813
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	1,073,454	1,073,072
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	4,260,000	4,335,631
Government National Mortgage Association II :
5.00%, 9/20/33 - 7/20/35	30,382,855	29,224,941
5.50%, 1/20/34 - 1/20/36	61,633,999	61,032,813
6.00%, 12/20/28 - 7/20/38	29,013,687	29,323,404
6.50%, 5/20/31 - 7/20/31	1,956,268	2,021,827
7.00%, 4/20/24 - 4/20/32	9,940,764	10,590,668
7.50%, 9/20/30	134,068	143,446
9.00%, 7/20/25	130,413	142,878
9.50%, 9/20/17 - 2/20/25	112,779	125,052
		711,984,069
U.S. Treasury Notes--.8%
4.00%, 6/15/09	594,000 d	603,142
4.50%, 2/28/11	315,000 e	328,904
4.63%, 7/31/12	4,560,000 e	4,824,694
		5,756,740
Total Bonds and Notes
(cost $884,195,707)		873,550,736
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, June 2009 @
2.50
(cost $140,187)	37,500,000	11,037
	Principal
Short-Term Investments--11.7%	Amount ($)	Value ($)
U.S. Government Agencies--11.4%
Federal National Mortgage
Association, 2.23%, 8/20/08	81,000,000	80,904,805
U.S. Treasury Bills--.3%
1.84%, 9/18/08	2,245,000 d	2,240,126
Total Short-Term Investments
(cost $83,144,296)		83,144,931

Other Investment--1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,419,000)	12,419,000 [f]	12,419,000
Investment of Cash Collateral for
Securities Loaned--.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,916,927)	4,916,927 [f]	4,916,927

Total Investments (cost $984,816,117)	136.8%	974,042,631
Liabilities, Less Cash and Receivables	(36.8%)	(262,170,622)
Net Assets	100.0%	711,872,009

LIBOR-BBA--London Interbank Offered Rate British Bankers' Association

a	Variable rate security--interest rate subject to periodic change.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to $3,973,247 or 0.6% of net assets.

c	Purchased on a forward commitment basis.

d	All or partially held by a broker as collateral for open financial futures positions.

e	All or a portion of these securities are on loan. At July 31, 2008, the total market value of the fund's securities on loan is $4,819,713 and the total market value of the collateral held by the fund is $4,916,927.

f	Investment in affiliated money market mutual fund.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $984,395,585.

Net unrealized depreciation on investments was $10,672,223 of which $3,516,296 related to appreciated investment securities and $14,188,519 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2008 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	586	124,232,000	September 2008	531,062
Financial Futures Short
U.S. Treasury 5 Year Notes	48	(5,344,125)	September 2008	(33,000)
U.S. Treasury 10 Year Notes	343	(39,386,047)	September 2008	(336,648)
				161,414

STATEMENT OF OPTIONS WRITTEN
July 31, 2008 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)

Call Options:
10-Year USD Libor-BBA,	3,572,000	a	(22,762)
Swaption, Aug 2008 @4.65
5-Year USD Libor-BBA,	7,123,000	a	(56,889)
Swaption, Aug 2008 @ 4.33
5-Year USD Libor-BBA,	7,037,000	a	(101,061)
Swaption, Aug 2008 @ 4.48
10-Year USD Libor-BBA,	3,524,000	a	(49,479)
Swaption, Aug 2008 @ 4.77
Put Options:
10-Year USD Libor-BBA,	3,572,000	a	(33,712)
Swaption, Aug 2008 @4.65
5-Year USD Libor-BBA,	7,123,000	a	(10,049)
Swaption, Aug 2008 @ 4.33
5-Year USD Libor-BBA,	7,037,000	a	(15,501)
Swaption, Aug 2008 @ 4.48
10-Year USD Libor-BBA,	3,524,000	a	(29,816)
Swaption, Aug 2008 @ 4.77

(Premiums received $420,532)			(319,269)

LIBOR-BBA--London Interbank Offered Rate British Bankers' Association
a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	17,335,927	161,414

Level 2 - Other Significant Observable Inputs	956,706,704	(698,605)

Level 3 - Significant Unobservable Inputs	0	0

Total	974,042,631	(537,191)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

					Unrealized
Notional	Reference		(Pay) /Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	(Depreciation) ($)

33,000,000	NZD - 6 Month Libor	Citibank	3.79	1/15/2013	(379,336)

					(379,336)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)